CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income/(loss)	$ 164,343	$ (224,425)	$ 89,177
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	138,330	111,279	116,381
Amortization of deferred charges	6,704	9,040	8,085
Amortization of seller's credit	0	0	(103)
Amortization of deferred charter revenue	6,672	6,641	5,406
Vessel impairment charge	1,927	333,149	60,054
Long-term assets impairment charge	0	0	9,168
Adjustment of derivatives to fair value recognized in net income	(11,591)	20,432	3,449
(Gain)/loss on investments in debt and equity securities	(995)	22,453	(67,701)
Equity in earnings of associated companies	(4,194)	(4,286)	(17,054)
Gain on sale of assets	(39,405)	(2,250)	0
Gain on sale of subsidiaries	0	(1,894)	0
Repayments from investment in sales-type, direct financing and leaseback assets	36,276	60,590	44,143
Loss/(gain) on repurchase of bonds	727	(67,533)	(1,802)
Loss on early termination of swaps	0	4,538	0
Other, net	1,072	(6,559)	(4,620)
Changes in operating assets and liabilities
Trade accounts receivable	(4,073)	(2,352)	(1,608)
Due to/ from related parties	(4,317)	21,035	5,652
Other receivables and other current assets	6,518	(2,628)	(7,088)
Inventories	(1,315)	(873)	613
Prepaid expenses and accrued income	(3,806)	(962)	958
Trade accounts payable	447	(2,198)	1,500
Accrued expenses and other current liabilities	275	3,278	5,097
Net cash provided by operating activities	293,595	276,475	249,707
Investing activities
Additions to newbuildings and vessel purchase deposits	(61,351)	0	0
Additions to direct financing leases and leaseback assets	0	(65,030)	(211,065)
Purchase of vessels, capital improvements and other additions	(520,271)	(55,016)	(39,326)
Proceeds from sale of vessels	183,886	210,920	0
Proceeds from sale of subsidiaries, net of cash disposed of	0	14,676	0
Net amounts received from associated companies	9,998	31,467	15,925
Proceeds from sale of equity securities	0	23,661	82,783
Other investments and long-term assets, net	(1,312)	15,661	(18,198)
Net cash (used in)/provided by investing activities	(389,050)	176,339	(169,881)
Financing activities
Repayments of lease obligation liability	(48,887)	(68,599)	(63,663)
Proceeds from issuance of short-term and long-term debt	586,750	397,231	458,781
Repayments of short-term and long-term debt	(301,451)	(624,588)	(208,538)
Repurchase and redemption of bonds	(215,098)	(66,570)	(80,749)
Discount received on debt repurchased	0	0	1,654
Debt fees paid	(8,025)	(4,752)	(4,261)
Payment for early settlements of interest rate swaps, net	0	(4,539)	0
Principal settlements of cross currency swaps, net	0	(11,706)	(41,769)
Proceeds from shares issued, net of issuance costs	89,280	61,485	0
Cash dividends paid	(77,552)	(109,394)	(150,659)
Net cash provided by/(used in) financing activities	25,017	(431,432)	(89,204)
Net change in restricted cash and cash and cash equivalents	(70,438)	21,382	(9,378)
Cash, restricted cash and cash equivalents at start of the year	224,398	203,016	212,394
Cash, restricted cash and cash equivalents at end of the year	153,960	224,398	203,016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	145,622	215,445	199,521
Restricted cash	8,338	8,953	3,495
Cash, restricted cash and cash equivalents at end of the year	153,960	224,398	203,016
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 70,979	$ 71,476	$ 72,344